Consolidated Statement of Changes in Equity - USD ($) $ in Millions	Total	Merger with Credit Suisse AG	Share capital	Share premium	Share premium Merger with Credit Suisse AG	Retained earnings	Retained earnings Merger with Credit Suisse AG	Other comprehensive income recognized directly in equity, net of tax	Other comprehensive income recognized directly in equity, net of tax Merger with Credit Suisse AG	of which: foreign currency translation	of which: financial assets at fair value through OCI	of which: cash flow hedges	of which: cash flow hedges Merger with Credit Suisse AG	of which: cost of hedging	Total equity attributable to shareholders	Total equity attributable to shareholders Merger with Credit Suisse AG	Non-controlling interests
Balance at Dec. 31, 2022	$ 56,940		$ 338	$ 24,648		$ 31,746		$ (133)		$ 4,098	$ (4)	$ (4,234)		$ 7	$ 56,598		$ 342
Premium on shares issued and warrants exercised	(19)			(19)											(19)
Tax (expense) / benefit	12			12											12
Dividends	(6,004)					(6,000)									(6,000)		(4)
Translation effects recognized directly in retained earnings	0					127		(127)			0	(127)		0	0
Share of changes in retained earnings of associates and joint ventures	(1)					(1)									(1)
Share capital currency change	0		48	(48)											0
New consolidations / (deconsolidations) and other increases / (decreases)	15			45		0									45		(31)
Total comprehensive income for the year	4,625					2,363		2,235		849	5	1,400		(19)	4,598		27
of which: net profit / (loss)	3,315					3,290									3,290		25
of which: OCI, net of tax	1,311					(927)		2,235		849	5	1,400		(19)	1,308		2
Balance at Dec. 31, 2023	55,569		386	24,638		28,235		1,974		4,947	1	(2,961)		(13)	55,234		335
Equity recognized due to the merger of UBS AG and Credit Suisse AG		$ 41,432			$ 60,571		$ (18,848)		$ (291)				$ (291)			$ 41,432
Premium on shares issued and warrants exercised	(20)			(20)											(20)
Tax (expense) / benefit	18			18											18
Dividends	(3,029)					(3,000)									(3,000)		(30)
Translation effects recognized directly in retained earnings	0					(33)		33			0	33		0	0
Share of changes in retained earnings of associates and joint ventures	(3)					(3)									(3)
New consolidations / (deconsolidations) and other increases / (decreases)	(51)			(431)		26									(405)		355
Total comprehensive income for the year	749					1,460		(714)		(1,261)	0	635		(87)	747		3
of which: net profit / (loss)	1,533					1,481									1,481		51
of which: OCI, net of tax	(783)					(21)		(714)		(1,261)	0	635		(87)	(735)		(48)
Equity attributable to shareholders at the end of the period at Dec. 31, 2024	94,003
Balance at Dec. 31, 2024	94,666		386	84,777		7,838		1,002		3,686	0	(2,585)		(100)	94,003		662
Equity attributable to non-controlling interests	662
Premium on shares issued and warrants exercised	(1)			(1)											(1)
Tax (expense) / benefit	160			160											160
Dividends	(13,086)					(13,000)									(13,000)		(86)
Translation effects recognized directly in retained earnings	0					50		(50)			0	(50)		0	0
Share of changes in retained earnings of associates and joint ventures	(2)					(2)									(2)
New consolidations / (deconsolidations) and other increases / (decreases)	(370)			(86)		0									(86)		(283)
Total comprehensive income for the year	7,812					2,968		4,804		3,381	72	1,295		56	7,772		40
of which: net profit / (loss)	3,566					3,541									3,541		26
of which: OCI, net of tax	4,246					(573)		4,804		3,381	72	1,295		56	4,231		15
Equity attributable to shareholders at the end of the period at Dec. 31, 2025	88,845
Balance at Dec. 31, 2025	89,179		$ 386	$ 84,849		$ (2,147)		$ 5,757		$ 7,067	$ 73	$ (1,339)		$ (44)	$ 88,845		$ 334
Equity attributable to non-controlling interests	$ 334